Fees Summary	Feb. 10, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit 107 is attached is a final prospectus for the related offering. The maximum aggregate amount of securities to which the prospectus relates is 6,346,105 shares.
Narrative - Max Aggregate Offering Amount	6,346,105
Final Prospectus	true